SUBSEQUENT EVENTS (Details Textual) $ / shares in Units, ¥ in Thousands					1 Months Ended
	Sep. 14, 2017 USD ($)	Sep. 14, 2017 CNY (¥)	Aug. 15, 2017 USD ($)	Aug. 15, 2017 CNY (¥)	Feb. 22, 2018 USD ($) $ / shares shares	Feb. 22, 2018 CNY (¥)	Dec. 31, 2017 $ / shares	Sep. 14, 2017 CNY (¥)	Dec. 31, 2016 $ / shares
Business Combination, Consideration Transferred	$ 1,216,085	¥ 7,920
Business Acquisition, Percentage of Voting Interests Acquired	99.00%							99.00%
Common Stock, Par or Stated Value Per Share							$ 0.001		$ 0.001
Payment Of Deposit, Related Party			$ 767,731	¥ 5,000
Subsequent Event [Member]
Due to Third Parties					$ 767,731	¥ 5,000
Subsequent Event [Member] | IPO [Member]
Equity Method Investment, Ownership Percentage					99.00%	99.00%
Sale of Stock, Number of Shares Issued in Transaction | shares					1,000,000
Sale of Stock, Price Per Share					$ 0.08
Common Stock, Par or Stated Value Per Share					$ 0.001
Mr. Feiyue Mao [Member]
Due to Third Parties	$ 448,354							¥ 2,920
Beijing Jinxuan [Member]
Equity Method Investment, Ownership Percentage	99.00%							99.00%